Financial Instruments carried at Fair Value - Recognition of Trade Date Profit (Detail) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Recognitions of Trade Date Profit
Balance, beginning of period	€ 462	€ 454
New trades during the period	99	55
Amortization	(49)	(77)
Matured trades	(30)	(47)
Subsequent move to observability	(9)	0
Exchange rate changes	4	1
Balance, end of period	€ 477	€ 386